Capital Stock	9 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Capital Stock
Capital Stock
The authorized capital stock of Teekay at September 30, 2019 and December 31, 2018 was 25 million shares of preferred stock, with a par value of $1 per share, and 725 million shares of common stock, with a par value of $0.001 per share. As at September 30, 2019, Teekay had no shares of preferred stock issued.

In April 2019, Teekay filed a continuous offering program (or COP) under which Teekay may issue shares of its common stock, at market prices up to a maximum aggregate amount of $63.0 million. No shares of common stock have been issued under this COP as of September 30, 2019.

During the nine months ended September 30, 2018, Teekay completed a public offering of 10.0 million common shares priced at $9.75 per share, raising net proceeds of approximately $93.0 million and issued 1.1 million shares of common stock as part of a COP initiated in 2016 generating net proceeds of $10.7 million.

During the nine months ended September 30, 2019 and 2018, the Company granted 2,646,903 and 1,048,916 stock options with exercise prices of $3.98 and $8.67 per share, respectively, 796,733 and 625,878 restricted stock units with fair values of $3.3 million and $5.4 million, respectively, and 144,441 and 79,869 shares of restricted stock awards with fair values of $0.5 million and $0.7 million, respectively, to certain of the Company’s employees and directors. Each stock option has a ten-year term and vests equally over three years from the grant date. Each restricted stock unit and restricted stock award is equal in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Upon vesting, the value of the restricted stock units and restricted stock awards are paid to each grantee in the form of shares.

The weighted-average grant-date fair value of stock options granted during the nine months ended September 30, 2019 was $1.47 per stock option. The fair value of each stock option granted was estimated on the grant date using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the stock options granted: expected volatility of 65.2%; expected life of 5.5 years; dividend yield of 5.9%; risk-free interest rate of 2.5%; and estimated forfeiture rate of 6.0%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.

Share-based Compensation of Subsidiaries

During the nine months ended September 30, 2019 and 2018, 35,419 and 17,498 common units of Teekay LNG, respectively, and 159,375 and 168,029 shares of Class A common stock of Teekay Tankers, respectively, with aggregate values of $0.7 million and $0.5 million, respectively, were granted and issued to the non-management directors of the general partner of Teekay LNG and the non-management directors of Teekay Tankers as part of their annual compensation for 2019 and 2018.

Teekay LNG and Teekay Tankers grant equity-based compensation awards as incentive-based compensation to certain employees of Teekay’s subsidiaries that provide services to Teekay LNG and Teekay Tankers. During the nine months ended September 30, 2019 and 2018, Teekay LNG and Teekay Tankers granted restricted unit/stock-based compensation awards with respect to 80,100 and 62,283 common units of Teekay LNG and 633,134 and 762,640 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $1.8 million and $2.1 million, respectively, based on Teekay LNG and Teekay Tankers’ closing unit or stock prices on the grant dates. Each restricted stock unit is equal in value to one of Teekay LNG’s or Teekay Tankers’ common units or common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common units or common shares, net of withholding tax.

During the nine months ended September 30, 2019, Teekay Tankers granted 1,380,173 and 470,765 stock options with an exercise price of $1.00 per share to officers and non-management directors of Teekay Tankers, respectively. During March 2018, Teekay Tankers granted 736,327 and 504,097 stock options with an exercise price of $1.22 per share to officers and non-management directors of Teekay Tankers, respectively. Each stock option has a ten-year term and vests equally over three years from the grant date.